Document and Entity Information	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 17, 2023
Entity Registrant Name	Farmers & Merchants Bancorp, Inc.
Entity Central Index Key	0000792966
Entity Emerging Growth Company	false
Entity File Number	001-38084
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	34-1469491
Entity Address, Address Line One	307 North Defiance Street
Entity Address, City or Town	Archbold
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43502
City Area Code	(419)
Local Phone Number	446-2501
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	FMAO
Security Exchange Name	NASDAQ
Amendment Description	On April 19, 2023, Farmers & Merchants Bancorp, Inc. (the “Company”) filed a current report on Form 8-K (the “Original Report”) to disclose the voting results from its annual meeting of shareholders held on April 17, 2023 (the “Annual Meeting”), including, among other matters, the results of the advisory vote of the Company’s shareholders regarding the frequency of shareholder advisory votes on the compensation paid to the Company’s named executive officers. This Form 8-K/A is being filed as an amendment to the Original Report to disclose the decision of the Board of Directors as to how frequently the Company will hold such advisory votes in the future. No other changes have been made to the Original Report, the contents of which are incorporated into this amendment by reference.